Share-Based Compensation	12 Months Ended
May 31, 2025
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
16.	SHARE-BASED COMPENSATION
2016 Share Incentive Plan
The Company adopted 2016 Share Incentive Plan (“2016 Share Incentive Plan”) in January 2016 to provide incentives to employees and directors after the expiration of the previous 2006 Share Incentive Plan. Under the 2016 Share Incentive Plan, the Company is authorized to issue up to 100,000,000 common shares pursuant to awards (including options) granted to its employees, directors
,
and consultants. The 2016 Share Incentive Plan is effective upon its adoption by the board of directors and continue in effect for a term of ten years unless terminated sooner.
The Company’s board of directors may at any time amend, suspend or terminate the 2016 Share Incentive Plan. The following amendments to the 2016 Share Incentive Plan require approval from the shareholders (i) increase of the number of shares available under the 2016 Share Incentive Plan, (ii) extension of the term of the 2016 Share Incentive Plan, (iii) extension of the exercise period of an option beyond ten years, and (iv) any other amendments about which shareholders’ approval are necessary and desirable under applicable laws or stock exchange rules.
On January 26, 2025, the Board of Directors of the Company approved an amendment to 2016 Share Incentive Plan that the maximum aggregate number of common shares that may be issued pursuant to all awards granted was increased from 100,000,000 shares to 200,000,000 shares, and the term of the 2016 Share Incentive Plan was extended from 10 years to 15 years.

NES
For the year ended May 31, 2025, 10,891,280 treasury stock had been issued to employees and directors upon the vesting of their NES. The NES activities under the 2016 Share Incentive Plan for the year ended May 31, 2025 are summarized as follows:

	Number of NES	Weighted-average grant date fair value (US$)
NES outstanding as of May 31, 2024	21,469,262	5.01
Granted	37,430,460	4.67
Vested	(10,891,280)	6.99
Forfeited	(203,042)	5.09
NES outstanding as of May 31, 2025	47,805,400	4.29

The total fair value of NES vested for the years ended May 31, 2023, 2024 and 2025 were US$65,142, US$79,775 and US$76,133, respectively. The weighted average grant date fair value of NES granted for the years ended May 31, 2023, 2024 and 2025 were US$2.60, US$5.99 and US$4.67, respectively. As of May 31, 2025, the total unrecognized compensation expenses for NES of US$145,832 are expected to be recognized over a weighted average period of 2.14 years.
The total compensation expenses of NES are recognized using graded vesting method over the respective vesting periods. The Group recorded the related compensation expenses of US$69,547, US$50,672 and US$48,129 for the years ended May 31, 2023, 2024 and 2025, respectively.
East Buy
Pre-IPO
Share Option Scheme
On July 13, 2018, the board of directors of East Buy approved an employee’s share option plan (the
“Pre-IPO
Share Option Scheme”). The overall limit on the number of shares which may be issued upon exercise of all outstanding options granted and yet to be exercised under the
Pre-IPO
Share Option Scheme at any time must not exceed 47,836,985 (representing approximately 5.23% of the total number of shares in issue immediately before the date of the commencement of dealings in the shares on the Stock Exchange of Hong Kong Limited (without taking into account any shares that may be issued upon the Listing and any over-allotment option).
On March 7, 2019, pursuant to the list of grantees and respective numbers of options approved by the board of directors of East Buy, East Buy granted a total of 47,836,985 options to 144 grantees, including the directors, senior management of East Buy, contractors and other employees of East Buy. The grant date weight average fair value of each option is US$0.53 and the estimated fair value of the share options granted was US$21,613 on March 7, 2019. The exercise period is 6 years from the listing date of East Buy and the exercise price is US$1.13.

The movements of share options under the
Pre-IPO
Share Option Scheme are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Outstanding as of May 31, 2024	25,940,885	1.13
Exercised	(9,245,000)	1.13
Expired	(16,695,885)	1.13
Outstanding as of May 31, 2025	—

Options vested and expected to vest as of May 31, 2025	—

Exercisable as of May 31, 2025	—

East Buy recorded the related compensation expenses of nil
for the years ended May 31, 2023, 2024 and 2025, respectively, in relation to the share options issued under the Pre-IPO Share Option Scheme. The total intrinsic value of options exercised for the years ended May31, 2023, 2024 and 2025 were
US$38,465, US$2,514 and US$15,008, respectively.
East Buy
Post-IPO
Share Option Scheme
On January 30, 2019, the board of directors of East Buy approved a
n emp
loyee’s share option plan (the
“Post-IPO
Share Option Scheme”).
On November 15, 2021, the Company’s board of directors granted a total of 24,986,000 options to employees of East Buy. The grant date weighted average fair value of each option was
US$0.32
and the estimated fair value of the share options granted was
US$7,995. The exercise period is 10 years from the date of grant day and the exercise price is US$0.67.
The movements of share options under the
Post-IPO
Share Option Scheme are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Outstanding as of May 31, 2024	34,483,946	0.67

Forfeited	(120,288)	0.67
Exercised	(3,550,122)	0.67

Outstanding as of May 31, 2025	30,813,536	0.67

Options vested and expected to vest as of May 31, 2025	30,813,536	0.67

Exercisable as of May 31, 2025	30,813,536	0.67

East Buy recognized the total compensation expenses of US$10,897, US$4,287 and US$898 for the years ended May 31, 2023, 2024 and 2025, respectively, in relation to the
Post-IPO
Share Option Scheme. The total intrinsic value of options exercised for the years ended May 31, 2023, 2024 and 2025 were US$25,063, US$10,767 and US$7,188, respectively.
East Buy 2023 Scheme
On February 20, 2023, the board of directors of East Buy approved a new post-IPO
share scheme (“East Buy 2023 Scheme”).
On April 11, 2023, pursuant to the list of grantees and respective numbers of options approved by the board of directors of East Buy, East Buy granted a total of
30,459,000
share awards to grantees, including the directors, senior management and other employees of East Buy. The grant date fair value is determined by the market price of such share awards. Each grant has a total vesting period of
3
years from the date of grant, and between 20% to 50% of the total NES will vest annually within the vesting period upon certain performance conditions are met.
On 28 November 2023, pursuant to the list of grantees and respective numbers of options approved by the board of directors of East Buy, East Buy granted a total of
30,000
NES to a non-executive director. The above grant has a total vesting period of
3
years from the date of grant, and the total NES will vest evenly and annually within the vesting period upon certain performance conditions are met.
The movements of share awards under the East Buy 2023 Scheme are summarized as follows:

	Number of shares	Weighted-average grant date fair value
		US$
NES outstanding as of May 31, 2024	17,646,330	3.69
Forfeited	(4,084,350)	3.69
Vested	(7,998,860)	3.69
NES outstanding as of May 31, 2025	5,563,120	3.69

East Buy recognized the total compensation expenses of US$9,344,

US$
67,499
and US$
10,682
for the years ended
May 31, 2023, 2024 and 2025, respectively, in relation to the East Buy 2023 Scheme.
As of May 31, 2024 and 2025, the total unrecognized compensation expenses for NES of US$33,790 and US$5,915 are expected to be recognized over a weighted average period of 1.4 years and 0.9 years, respectively.
East Buy 2025 Scheme
On April 11, 2025, the board of directors of East Buy approved a new post-IPO share scheme (“East Buy 2025 Scheme”).
On April 11, 2025, the Company granted
1,780,000
share awards to 5 individuals, including four directors and one employee. 2025 Scheme stipulates that four independent non-executive
directors will be granted
20,000
NES each year over the next three years and each grant will vest annually within one year vesting period, and the employee was granted 1,700,000 NES, and 33% of the total NES will vest annually within three years vesting period.
The movements of share awards of the East Buy 2025 Scheme are summarized as follows:

	Number of shares	Weighted-average grant date fair value (US$)
NES granted on April 11, 2025	1,780,000	1.46
Vested	—	—
Forfeited	—	—
NES outstanding as of May 31, 2025	1,780,000	1.46

The Group recogni
z
ed total expense of US$224
for the year ended 31 May 2025 in relation to the share awards granted under East Buy 2025 Scheme of the Company.
As of May 31, 2025, the total unrecognized compensation expenses for NES of US$2,382 are expected to be recognized over a weighted average period of 1.9 years.